ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 15, 2013	Jun. 30, 2017
State of incorporation		Delaware
Date of Incorporation		Jan. 22, 2013
Minimum [Member]
Business acquisition cash balance		$ 200,000
1847 Neese Corporation [Member] | Neese Acquisition [Member]
Business acquisition purchase price		$ 2,225,000
Business acquisition equity interest issued or issuable		450 shares of the common stock of 1847 Neese, constituting 45% of its capital stock, which we refer to as the purchase price shares
Business acquisition vesting promissory note		$ 1,875,000
Business acquisition short term promissory note		1,025,000
Business acquisition cash balance		$ 338,000
PPI Management Group, LLC [Member]
Acquired interest in two consulting firms	50.00%
Christals Management LLC [Member]
Acquired interest in two consulting firms	50.00%